10. CONVERTIBLE NOTES PAYABLE AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
CONVERTIBLE NOTES PAYABLE AND FAIR VALUE MEASUREMENTS
10.	CONVERTIBLE NOTES PAYABLE AND FAIR VALUE MEASUREMENTS

As of December 31, 2017, the following summarizes amounts owed under convertible notes payable:

	Amount	Discount	Convertible Notes Payable, net of discount
Evey Note	$62,616	$–	$62,616
Pegasus Note	100,000	–	100,000
“Lender” Note	1,500,000	175,668	1,324,332
	$1,662,616	$175,668	$1,486,948

As of December 31, 2018, the following summarizes amounts owed under convertible notes payable:

	Amount	Unamortized Discount	Convertible Notes Payable, net of discount
Evey Note	$50,616	$15,480	$35,136
“Lender” Note	1,500,000	430,901	1,069,099
Convertible Notes Payable - Current Portion	$1,550,616	$446,381	$1,104,235

Pegasus Note	$100,000	$–	$100,000
Convertible Notes Payable - Long Term Portion	$100,000	$–	$100,000

Gemini Third Amended and Restated Secured Bridge Note – Current Group

At the end of 2010, the Company had a series of outstanding convertible notes to Gemini Master Fund, Ltd which were due December 31, 2011. These notes bore interest at a rate of 12% per annum and, with the exception of one note, had a conversion feature whereby, the lender, at its option, may at any time convert this loan into common stock at $0.25 per share. Interest under these notes is due on the first business day of each calendar quarter, however, upon three days advance notice, the Company may elect to add such interest to the note principal balance effectively making the interest due at note maturity. The note was secured by substantially all assets of the Company and its subsidiary, and was unconditionally guaranteed by the subsidiary.

Through a series of amendments, the Company modified the terms of all notes so that the terms of these notes became equivalent. Further, the interest rates were reduced to 10%; the conversion prices were reduced $0.15; the beneficial holder ceiling was increased to 9.9% and the terms were extended to June 30, 2015.

In June 2015, Gemini sold a 70.0066819% stake in its’ note to Robert Noble, our past Chairman, in a private transaction. The Company issued two replacement notes for their respective ownership values based on this transaction with the Noble note having a balance of $600,000 and the Gemini note having a balance of $256,325. Each note has the same terms and conditions as existed prior to this transaction and as discussed above. There were no accounting effects for this transaction.

In September 2015, the Company made a payment to pay off the balance of the Gemini note and its accrued interest.

In regards to the then remaining note, Robert Noble agreed to an extension to March 31, 2016. Additionally, during 2015, the Company made a $100,000 payment to Mr. Noble to pay down the accrued interest on this note.

Effective January 20, 2016, Mr. Noble entered into a Purchase Option Agreement with Greencore Capital LLC (“GreenCore”), a firm affiliated with Jay S. Potter, a former director of the Company (the “Optionee”), pursuant to which the Optionee has the right to purchase or arrange for the purchase of the Note from Mr. Noble and all of Mr. Noble’s shares in the Company (the “Option”), at any time prior to March 31, 2016, which date was subsequently extended. The Company had consented to the original Purchase Option Agreement.

During the fourth quarter of 2016, the Company was notified that a transaction, or series of transactions, arranged by GreenCore, had officially closed whereas the convertible note and the “Noble” shares were ultimately obtained by a group of various shareholders, some of which were related parties to the Company.

Effective as of February 15, 2017, the Company received conversion notices from all the then current note holders effecting the conversion of the entire principal balance of the note amounting to $600,000 and accrued and unpaid interest, as of February 15, 2017, amounting to $104,709. The Company issued 4,698,060 shares of common stock at the contracted conversion price of $0.15 per share, to retire the entirety of this convertible note (See Notes 14 and 18).

At December 31, 2017, there is no outstanding balance owed for this convertible note.

Evey Note

Prior to fiscal 2011, the Company was advanced monies by John Evey, our former director, and executed a 10% convertible promissory note with compounding interest which was convertible into shares of common stock at $0.33 per share. There was no beneficial conversion feature at the note date and this note is subordinate to the then existing notes. Through a series of amendments from the original due date, the conversion price of the convertible note was reduced to $0.20 and the maturity date was extended to December 31, 2017.

Effective June 27, 2018, the Company entered into a further extension agreement to extend the maturity date of this note to July 1, 2019. Additionally, Mr. Evey agreed not to offer for sale, issue, sell, contract to sell, or otherwise dispose of any of our common stock or securities convertible into common stock on or before December 31, 2018 and not to offer for sale, issue, sell, contract to sell, pledge, or otherwise dispose of any of our common stock issuable upon the conversion of the note, on or before July 1, 2019. There were no additional fees or discounts associated with this extension. This modification was treated as an extinguishment as the change in fair value of the embedded conversion option just before and just after the modification was more than 10% of the carrying amount of the note. The Company recorded debt discount amounting to $30,960 for the value of the beneficial conversion feature and is amortizing this to interest expense over the remaining term of the loan.

For the year ended December 31, 2018, in lieu of interest payments, the Company made principal payments totaling $12,000. As of December 31, 2018, this note has a balance, net of $15,480 of discount, amounting to $35,136 with accrued interest amounting to $73,382 which is included in accrued expenses (See Note 7). The note continues to bear interest at a rate of 10%.

Pegasus Note

On December 19, 2009, the Company entered into a convertible promissory note for $100,000 to a new landlord in lieu of paying rent for one year for new office space. The interest is 10% per annum with the note principal and interest originally due December 18, 2010. However, if the Company receives greater than $1,000,000 of proceeds from debt or equity financing, 25% of the amount in excess of $1,000,000 shall be used to pay down the note. This note is subordinate to all existing senior indebtedness of the Company. This note is convertible at $0.33 per share and had no beneficial conversion feature at the note date.

Through a series of amendments, the term of the note was extended until December 31, 2016, and waived, through December 31, 2015, the requirement to pay down the note with financing proceeds received by the Company.

Effective June 13, 2018, the Company entered into a further amendment to extend the maturity date of this note to December 31, 2019 and waive the past requirements to pay the note with financing proceeds received by the Company. Additionally, the note holders agreed not to offer for sale, issue, sell, contract to sell, pledge or otherwise dispose of any of our common stock or securities convertible into common stock, before December 31, 2019. There were no additional fees or discounts associated with this amendment. This modification was treated as an extinguishment as the change in fair value of the embedded conversion option just before and just after the modification was more than 10% of the carrying amount of the note. The market price of the Company’s stock was below the conversion price at the time of the modification, therefore no beneficial conversion feature needed to be recorded.

As of December 31, 2018, the note had a balance of $100,000 with accrued and unpaid interest amounting to $90,137 which is included in accrued expenses (See Note 7).

“Lender” Note

On September 18, 2017, in addition to entering into a revolving convertible line of credit (See Note 8), the Company also entered into a $1,500,000 secured convertible promissory note with the same unaffiliated lender (the “Lender”). The proceeds from this funding were used to pay off the Line of Credit/Term Debt – Silicon Valley Bank (See Note 8). This Note bears simple interest at the floating rate per annum equal to the 12 month USD LIBOR index rate quoted from time to time in New York, New York by the Bloomberg Service plus 400 basis points (the “Interest Rate”). The Interest Rate will be adjusted on the first day of each calendar month during the term of the Note to reflect any changes in the 12 month LIBOR rate as quoted at on that day, or if that day is not a business day, on the next business day thereafter. Interest will only accrue on outstanding principal. Accrued unpaid interest is payable monthly on the first calendar day of each month for interest accrued during the previous month, with all outstanding principal and accrued unpaid interest originally payable in full on or before September 17, 2018 to the extent not converted into shares of the Company’s common stock. This note was initially amended to be payable in full by December 1, 2018 but the Company did not make the December 1, 2018 principal payment which non payment was a defined event of default. In March 2019, but effective December 1, 2018, the Company entered into second amendment to extend the term of the note to be payable in full by the earlier of (i) June 30, 2019 or (ii) the closing of the public offering by borrower. This modification was treated as a debt extinguishment as the change in fair value of the embedded conversion option just before and just after the modification was more than 10% of the carrying amount of the note. The Company recorded debt discount amounting to $472,718 for the value of the beneficial conversion feature and is amortizing this to interest expense over the remaining term of the note. Additionally, the Company paid $30,000 of lender fees which were also recorded as debt discount and are also being amortized to interest expense over the term of the note. The Note is secured by a perfected recorded first priority security interest in all of the Company’s assets, as set forth in a certain Security Agreement by and between the Company and the Lender, dated September 18, 2017. At any time until the Maturity Date, and provided Lender gives the Company written notice of Lender’s election to convert prior to any prepayment of this Note by the Company with respect to converting that portion of this Note covered by the prepayment, the Lender has the right to convert all or any portion of the outstanding principal and accrued interest (the “Conversion Amount”), into such number of fully paid and nonassessable shares of the Company’s common stock as is determined by dividing the Conversion Amount by the greater of (i) fifteen cents ($0.15) or (ii) 75% of the Volume Weighted Average Price of the Company’s common stock that is quoted on a public securities trading market (if more than one, the one with the then highest trading volume), during the five (5) consecutive trading days immediately prior to the date of the Lender’s written notice of its election to convert.

As additional consideration for the loan evidenced by the Note, the Company agreed to issue to the Lender common stock purchase warrants exercisable for a period of three years from the date of issuance with an exercise price equal to $0.15 per share. The number of warrants issuable to the Lender is equal to 25% of the loan Amount divided by fifteen cents ($0.15). As of September 18, 2017, the Company issued 2,500,000 common stock purchase warrants under this provision having a fair value of $187,142 using the Black-Scholes valuation methodology, and each with a $0.15 exercise price. As a result of this transaction, the Company recorded $232,768 of debt discount consisting of the relative fair value of the warrants of $166,384 and a beneficial conversion feature of $66,384, which was amortized to interest expense over the original term of the note (See Note 15).

During any time when the Note is outstanding, or when the Lender holds any Company stock, or any warrants to acquire Company stock where the combination of both could result in the Lender owning stock with a current value of one million dollars or greater, in the Company, the Lender will have certain review and consulting rights as described in the Note.

As of December 31, 2018, the convertible note had a balance, net of $430,901 of discount, amounting to $1,069,099 with accrued and unpaid interest amounting to $9,094 which is included in accrued expenses (See Note 7).

Fair Value Measurements – Derivative Liability – relating to the Gemini Third Amended and Restated Secured Bridge Note – Current Group discussed above

The accounting guidance for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels as follows.  Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.  Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

As a result of the February 2017 conversion discussed above, there was no embedded conversion option liability as of December 31, 2017.

The following is a summary of activity of Level 3 liabilities for the periods ended December 31, 2017:

Balance at December 31, 2016	$107,081
Gain on debt extinguishment	(107,081)
Balance at December 31, 2017	$–

Changes in fair value of the embedded conversion option liability are included in other income (expense) in the accompanying consolidated statements of operations.